UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group State Tax Free Income
Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Pennsylvania Fund

May 31, 2011

	Principal
	Amount	Value
Municipal Bonds – 99.05%
Corporate Revenue Bonds – 8.79%
Allegheny County Industrial Development Authority Environmental Improvement Revenue
(U.S. Steel Corp.) 6.75% 11/1/24	$4,000,000	$4,273,600
Beaver County Industrial Development Authority Pollution Control Revenue
•(Firstenergy General Corp.) Series C 7.125% 6/1/28 (AMT)	6,500,000	6,500,000
Bucks County Industrial Development Authority Environmental Improvement Revenue
(USX Project) 5.40% 11/1/17	2,250,000	2,312,753
Dauphin County Industrial Development Authority Water Revenue
(Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17	1,750,000	2,042,880
Indiana County Industrial Development Authority Pollution Control Revenue
(PSE&G Power Project) 5.85% 6/1/27 (AMT)	3,000,000	3,000,000
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Allegheny Energy Supply) 7.00% 7/15/39	6,500,000	6,818,825
•(Exelon Generation Project) Series A 5.00% 12/1/42	2,000,000	2,065,940
Pennsylvania Economic Development Financing Authority Sewer Sludge Disposal Revenue
(Philadelphia Biosolids Facility) 6.25% 1/1/32	2,500,000	2,564,875
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	11,421,630
Pennsylvania Economic Development Financing Authority Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,040,665
		44,041,168
Education Revenue Bonds – 18.47%
Allegheny County Higher Education Building Authority Revenue
(Carnegie Mellon University Project) 5.25% 3/1/32	1,900,000	1,906,973
(Chatham College Project)
Series A 5.85% 3/1/22	525,000	526,701
Series A 5.95% 3/1/32	1,000,000	1,000,540
Series B 5.75% 11/15/35	4,000,000	3,867,480
(Robert Morris University Project) Series A
5.50% 10/15/30	1,275,000	1,258,463
5.75% 10/15/40	2,200,000	2,069,540
Bucks County Industrial Development Authority Revenue (George School Project)
5.00% 9/15/36	4,455,000	4,492,109
Delaware County Authority College Revenue (Eastern College Project) Series B
5.50% 10/1/19	3,410,000	3,410,512
5.50% 10/1/24	2,850,000	2,755,722
Delaware County Industrial Development Authority Revenue
(Chester Community Charter School Project) Series A 6.125% 8/15/40	5,000,000	4,555,849
Erie Higher Education Building Authority College Revenue (Mercyhurst College Project)
Series B 5.00% 3/15/23	750,000	761,048
Huntingdon County General Authority Revenue (Juniata College) Series A 5.00% 5/1/30	2,650,000	2,673,665
Lehigh County General Purpose Authority Revenue
(Desales University Project) 5.125% 12/15/23 (RADIAN)	5,000,000	4,862,499
(Muhlenberg College Project)
5.00% 2/1/29	740,000	763,236
5.25% 2/1/34	1,000,000	1,041,530
5.25% 2/1/39	2,750,000	2,830,548
Lycoming County Authority College Revenue (Pennsylvania College of Technology Project)
5.375% 7/1/30 (AMBAC)	5,000,000	4,940,999
Montgomery County Higher Education & Health Authority Revenue (Arcadia University)
5.625% 4/1/40	2,375,000	2,359,705
Northampton County General Purpose Authority Revenue (Higher Education-Lehigh University)
5.00% 11/15/39	4,000,000	4,090,800
Pennsylvania Economic Development Financing Authority School Revenue
(Germantown Friends School Project) 5.35% 8/15/31	2,820,000	2,822,933

Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Drexel University Project) Series A
5.20% 5/1/29	1,500,000	1,510,005
5.20% 5/1/32	1,000,000	1,003,950
(Edinboro University Foundation)
5.875% 7/1/38	3,500,000	3,360,280
6.00% 7/1/42	1,400,000	1,357,776
6.00% 7/1/43	2,500,000	2,423,800
(Philadelphia University Project) 5.00% 6/1/35	1,665,000	1,443,255
(Thomas Jefferson University Project)
Series B 4.125% 9/1/26 (AMBAC)	1,000,000	945,140
Un-Refunded Balance 5.00% 1/1/29	1,610,000	1,619,789
(Trustees of the University of Pennsylvania)
5.00% 9/1/29	1,000,000	1,077,020
Series A 5.00% 9/1/29	1,000,000	1,087,180
(University of Pennsylvania) Series B
5.00% 9/1/26	1,450,000	1,585,590
5.00% 9/1/27	1,550,000	1,683,440
5.00% 9/1/30	1,000,000	1,064,200
5.00% 9/1/31	250,000	264,613
5.00% 9/1/32	1,000,000	1,053,450
(University Properties-East Stroudsburg) 5.00% 7/1/42	1,750,000	1,453,655
(Ursinus College Project) 5.125% 1/1/33 (RADIAN)	2,000,000	1,979,300
(Widener University)
5.00% 7/15/39	3,000,000	2,806,710
5.375% 7/15/29	650,000	655,200
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Charter) Series A 5.75% 8/15/32	4,000,000	3,439,480
(International Apartments Temple University)
Series A 5.375% 6/15/30	1,500,000	1,405,710
Series A 5.625% 6/15/42	3,000,000	2,680,650
(Master Charter School Project) 6.00% 8/1/35	1,610,000	1,585,625
Philadelphia Redevelopment Authority Revenue (Beech Student Housing Complex Project) Series A
5.50% 7/1/35 (ACA)	1,525,000	1,188,677
5.625% 7/1/28 (ACA)	1,000,000	847,390
		92,512,737
Electric Revenue Bonds – 2.40%
Philadelphia Gas Works Revenue
^(Capital Appreciation) Series C 6.884% 1/1/12 (AMBAC)	1,360,000	1,304,838
(8th-1998 General Ordinance) Series A
5.00% 8/1/15	2,640,000	2,854,711
5.00% 8/1/16	3,000,000	3,277,860
Puerto Rico Electric Power Authority Revenue Series WW 5.00% 7/1/28	4,800,000	4,602,817
		12,040,226
Escrowed to Maturity Bonds – 5.94%
Delaware County Authority Health Facilities Revenue (Mercy Health Project) 6.00% 12/15/26	3,500,000	3,893,925
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Arts Project)
5.20% 3/15/25 (RADIAN)	4,490,000	4,981,969
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center Project) 6.65% 12/1/19	13,000,000	16,065,921
Pittsburgh Water & Sewer Authority Revenue 7.25% 9/1/14 (FGIC)	4,345,000	4,807,438
		29,749,253
Healthcare Revenue Bonds – 24.23%
Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) 5.50% 8/15/34	3,980,000	4,042,645
Berks County Municipal Authority Revenue
(Health Care-Pooled Financing Project) 5.00% 3/1/28	11,750,000	11,751,409
(Reading Hospital & Medical Center Project) Series A-3 5.50% 11/1/31	10,000,000	10,388,400
Butler County Hospital Authority Revenue (Butler Health System Project) 7.25% 7/1/39	8,000,000	8,627,280
Cumberland County Municipal Authority Revenue (Diakon Lutheran Ministries Project)
5.00% 1/1/36	2,500,000	2,104,500
6.375% 1/1/39	5,000,000	5,025,000
Dauphin County General Authority Health System Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/36	5,000,000	5,028,350
Franklin County Industrial Development Authority Revenue (Chambersburg Hospital Project)
5.375% 7/1/42	4,980,000	4,752,265
Geisinger Authority Health System Series A-1 5.125% 6/1/41	4,000,000	4,032,720
Lancaster County Hospital Authority Revenue
(Brethren Village Project) Series A 6.50% 7/1/40	3,000,000	2,890,020
(Health Center-Willow Valley Retirement Project) 5.875% 6/1/31	2,100,000	2,101,890

Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital) Series A
5.125% 6/1/32	6,500,000	6,373,055
5.125% 6/1/33	5,000,000	4,880,800
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement-Life Communities) Series A-1 6.25% 11/15/29	700,000	723,156
(ACTS Retirement Communities) Series B 5.00% 11/15/22	3,000,000	2,989,050
(Foulkeways At Gwynedd Project) Series A
5.00% 12/1/24	1,000,000	973,210
5.00% 12/1/30	1,500,000	1,377,360
Montgomery County Industrial Development Authority Revenue
(New Regional Medical Center Project) 5.375% 8/1/38 (FHA)	1,000,000	1,016,640
Mount Lebanon Hospital Authority Revenue (St. Clair Memorial Hospital Project) Series A
5.625% 7/1/32	4,500,000	4,504,680
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	8,900,000	9,349,094
Pennsylvania Economic Development Financing Authority Revenue
(Dr. Gertrude A. Barber Center Project) 5.90% 12/1/30 (RADIAN)	2,250,000	2,201,603
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
5.00% 8/15/24	4,850,000	5,086,874
5.25% 8/15/26	3,910,000	4,098,618
5.75% 8/15/23	2,500,000	2,805,525
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Temple University Health System) Series A 5.50% 7/1/30	5,000,000	4,467,450
South Fork Municipal Hospital Authority Revenue (Conemaugh Health System Project)
5.50% 7/1/29	3,500,000	3,386,950
St. Mary Hospital Authority Health System Revenue (Catholic Health East) 6.25% 11/15/34	4,960,000	5,239,446
Westmoreland County Industrial Development Authority Revenue
(Health System-Excela Health Project) 5.125% 7/1/30	1,200,000	1,155,408
		121,373,398
Housing Revenue Bonds – 4.02%
Allegheny County Residential Finance Authority Single Family Mortgage Revenue
Series KK 2 5.40% 5/1/26 (GNMA) (AMT)	2,540,000	2,544,191
Bucks County Industrial Development Authority Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project) Series A
5.40% 3/1/22 (AMT)	1,265,000	1,265,683
5.50% 3/1/41 (AMT)	5,340,000	5,316,237
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 94A 5.15% 10/1/37 (AMT)	3,905,000	3,768,364
Series 106B 4.80% 4/1/28	5,310,000	5,307,239
Philadelphia Authority for Industrial Development Revenue
(Germantown Senior Living Presbyterian Homes Project) Series A 5.625% 7/1/35	2,295,000	1,946,435
		20,148,149
Lease Revenue Bonds – 7.95%
Allegheny County Industrial Development Authority Lease Revenue (Residential Resource Project)
5.10% 9/1/26	1,335,000	1,188,938
5.125% 9/1/31	1,345,000	1,136,915
Pennsylvania Commonwealth Financing Authority Revenue Series B
5.00% 6/1/31 (ASSURED GTY)	10,000,000	10,248,400
Pennsylvania Industrial Development Authority Revenue (Economic Development)
5.50% 7/1/23	5,000,000	5,510,300
Philadelphia Authority for Industrial Development Revenue (Sub-Air Cargo Project) Series A
7.50% 1/1/25 (AMT)	2,500,000	2,370,650
Philadelphia Municipal Authority Lease Revenue 6.50% 4/1/39	4,000,000	4,163,160
Puerto Rico Public Buildings Authority Revenue (Government Facilities)
•Series M-2 5.50% 7/1/35 (AMBAC)	2,100,000	2,239,335
Un-Refunded Balance Series I 5.25% 7/1/33	14,000,000	12,965,260
		39,822,958
Local General Obligation Bonds – 3.02%
Allegheny County Series C-65 5.00% 5/1/18	3,765,000	4,196,243
Bethel Park School District 5.10% 8/1/33	3,000,000	3,140,490
Central Bucks School District Series B 5.00% 5/15/20	2,295,000	2,729,076
Chester County Series C 5.00% 7/15/29	3,000,000	3,250,530
Greater Johnstown School District Series C 5.125% 8/1/25 (NATL-RE)	995,000	1,002,592
Mount Lebanon School District Series A 5.00% 2/15/34	800,000	832,360
		15,151,291

Special Tax Revenue Bonds – 2.72%
Guam Government Limited Obligation Revenue (Section 30) Series A
5.625% 12/1/29	90,000	89,949
5.75% 12/1/34	3,050,000	3,054,057
Pennsylvania Intergovernmental Cooperation Authority 5.00% 6/15/21	2,000,000	2,303,320
Pittsburgh & Allegheny County Sports & Exhibition Authority 5.00% 2/1/35 (AGM)	4,750,000	4,688,012
ΩPuerto Rico Sales Tax Financing Revenue First Subordinate (Convertible Capital Appreciation Bonds)
Series A 6.75% 8/1/32	3,275,000	2,669,878
•Washington County Redevelopment Authority Revenue (Victory Centre Project-Tanger)
Series A 5.45% 7/1/35	1,000,000	831,830
		13,637,046
State & Territory General Obligation Bonds – 8.50%
Pennsylvania
First Series
5.00% 10/1/17	2,000,000	2,319,380
5.00% 3/15/18	4,100,000	4,861,903
5.00% 3/15/28	5,000,000	5,381,750
Second Series
5.00% 4/15/18	4,335,000	5,144,951
5.00% 1/1/22	10,000,000	11,106,299
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/15	3,250,000	3,477,338
5.50% 7/1/19 (NATL-RE) (IBC)	9,650,000	10,277,926
		42,569,547
Transportation Revenue Bonds – 11.87%
Allegheny County Airport Revenue (Pittsburgh International Airport Project) Series A
5.75% 1/1/14 (NATL-RE) (AMT)	6,910,000	7,279,270
Delaware River Port Authority (Port District Project) Series B 5.70% 1/1/21 (AGM)	8,560,000	8,576,007
Lehigh Northampton Airport Authority Revenue Series A
6.00% 5/15/25 (NATL-RE) (AMT)	1,525,000	1,525,229
6.00% 5/15/30 (NATL-RE) (AMT)	2,700,000	2,650,509
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project) Series A 6.375% 11/1/41 (AMT)	5,000,000	5,016,150
Pennsylvania Economic Development Financing Authority Revenue
(30th Street Station Garage Project) 5.875% 6/1/33 (ACA) (AMT)	4,500,000	4,421,025
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	2,863,803
Series A 5.00% 12/1/23	2,450,000	2,730,574
Series R 5.00% 12/1/30 (AMBAC)	2,500,000	2,508,150
Sub-Series B 5.25% 6/1/39	3,000,000	2,980,410
Sub-Series D 5.125% 12/1/40	3,945,000	3,805,544
(Convertible Capital Appreciation Bonds)
ΩSub-Series C2 5.35% 12/1/30	1,500,000	1,157,010
ΩSub-Series C2 5.45% 12/1/35	6,200,000	4,477,578
Philadelphia Airport Revenue Series A 5.375% 6/15/29 (ASSURED GTY)	4,030,000	4,215,662
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series AA 5.50% 7/1/18 (NATL-RE)	4,000,000	4,313,320
Un-Refunded Balance Series G 5.00% 7/1/33	1,030,000	930,451
		59,450,692
Water & Sewer Revenue Bonds – 1.14%
Cambridge Area Joint Authority Guaranteed Sewer Revenue
5.625% 12/1/28	1,150,000	1,193,390
6.00% 12/1/37	1,000,000	1,027,560
Philadelphia Water & Waste Revenue 5.25% 12/15/14 (AMBAC)	3,150,000	3,508,470
		5,729,420
Total Municipal Bonds (cost $484,685,748)		496,225,885

Short-Term Investment – 0.40%
¤Variable Rate Demand Note – 0.40%
Southeastern Pennsylvania Transportation Authority Revenue 0.11% 3/1/22 (LOC-PNC Bank N.A.)	2,000,000	2,000,000
Total Short-Term Investment (cost $2,000,000)		2,000,000

Total Value of Securities – 99.45%
(cost $486,685,748)		498,225,885
Receivables and Other Assets Net of Liabilities – 0.55%		2,751,841
Net Assets Applicable to 64,938,637 Shares Outstanding – 100.00%		$500,977,726

•Variable rate security. The rate shown is the rate as of May 31, 2011. Interest rates reset periodically.
^Zero coupon security. The rate shown is the yield at the time of purchase.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FGIC – Insured by Financial Guaranty Insurance Company
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association Collateral
IBC – Insured Bond Certificate
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® State Tax-Free Income Trust - Delaware Tax-Free Pennsylvania Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (February 29, 2008 – February 28, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$486,685,748
Aggregate unrealized appreciation	18,258,231
Aggregate unrealized depreciation	(6,718,094)
Net unrealized appreciation	$11,540,137

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011:

Level 2
Municipal Bonds	$496,225,885
Short-Term Investment	2,000,000
Total	$498,225,885

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended May 31, 2011 there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, as applicable and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2011, 17.11% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding."Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: